Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives [Abstract]
Derivatives
Derivatives as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	45	—	2,128	12,606
Currency swap		12	15,711	39,979	43,436
Interest rate swap		—	2,697	—	2,342
Others(*1)		12,878	1,283	—	1,844

	￦	12,935	19,691	42,107	60,228

Derivative liabilities
Currency forward	￦	7,862	1,278	1,956	—
Currency swap		61,997	296,098	14,881	233,690
Interest rate swap		1,408	59,416	1,439	58,042
Others(*2)		—	—	2,155	—

	￦	71,267	356,792	20,431	291,732

(*1)	The Company has a put option to sell shares of DS POWER Co., Ltd. and the fair value of the option is recorded in ‘Others’.

(*2)

The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’.

Currency forward contracts which are not designated as hedge instruments
Currency forward contracts which are not designated as hedge instruments as of December 31, 2018 are as follows:

	Contract date	Maturity date	Contract amounts				Contract exchange rate (in won)
Counterparty				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
KEB Hana Bank	2014.04.10	2021.07.12	￦	55,120	USD 52,000	￦	1,060.00
KEB Hana Bank	2014.04.28	2021.07.12		50,784	USD 48,000		1,058.00
Bank of America	2014.04.29	2021.07.12		105,400	USD 100,000		1,054.00
KEB Hana Bank	2014.05.09	2021.07.12		104,600	USD 100,000		1,046.00
KEB Hana Bank	2017.12.22	2021.07.12		105,079	USD 100,000		1,050.79
Korea Development Bank	2017.12.27	2021.07.12		104,849	USD 100,000		1,048.49
Mizuho Bank	2018.11.28	2019.01.02		6,768	USD 6,000		1,127.95
Mizuho Bank	2018.12.07	2019.01.11		11,169	USD 10,000		1,116.90
CCB	2018.12.11	2019.01.14		11,280	USD 10,000		1,127.96
Nonghyup Bank	2018.12.17	2019.01.22		11,295	USD 10,000		1,129.45
Korea Development Bank	2018.12.18	2019.01.22		11,279	USD 10,000		1,127.85
Morgan Stanley	2018.12.19	2019.01.23		11,233	USD 10,000		1,123.30
Standard Chartered	2018.12.19	2019.01.24		11,235	USD 10,000		1,123.50
Kookmin Bank	2018.12.20	2019.01.28		11,273	USD 10,000		1,127.25
Woori Bank	2018.12.20	2019.01.28		11,272	USD 10,000		1,127.15
KEB Hana Bank	2018.12.21	2019.01.29		13,459	USD 12,000		1,121.60
Morgan Stanley	2018.12.24	2019.01.30		11,289	USD 10,000		1,128.87
CCB	2018.12.26	2019.01.31		11,246	USD 10,000		1,124.60
Standard Chartered	2018.12.26	2019.01.31		5,624	USD 5,000		1,124.75
Nonghyup Bank	2018.12.27	2019.02.01		5,610	USD 5,000		1,121.90
KEB Hana Bank	2018.12.27	2019.02.01		5,606	USD 5,000		1,121.15
Standard Chartered	2018.12.28	2019.02.07		5,589	USD 5,000		1,117.80
KEB Hana Bank	2018.12.28	2019.02.07		5,584	USD 5,000		1,116.70
Mizuho Bank	2018.12.28	2019.02.07		11,172	USD 10,000		1,117.15
Societe Generale	2018.11.29	2019.01.04		11,206	USD 10,000		1,120.60
ING Bank	2018.12.20	2019.01.15		11,279	USD 10,000		1,127.89
ING Bank	2018.12.26	2019.01.23		11,248	USD 10,000		1,124.77
Nova Scotia	2018.12.07	2019.01.10		14,518	USD 13,000		1,116.80
Mizuho Bank	2018.12.06	2019.01.04		11,167	USD 10,000		1,116.67
Credit Agricole	2018.12.27	2019.01.23		11,208	USD 10,000		1,120.75
Korea Development Bank	2018.12.13	2019.01.10		4,490	USD 4,000		1,122.60
Korea Development Bank	2018.12.24	2019.01.10		13,497	USD 12,000		1,124.74
Korea Development Bank	2018.12.21	2019.01.15		10,103	USD 9,000		1,122.50
Korea Development Bank	2018.12.27	2019.01.23		11,207	USD 10,000		1,120.68
Korea Development Bank	2018.12.28	2019.01.23		13,412	USD 12,000		1,117.64
Societe Generale	2018.12.19	2019.01.21		7,853	USD 7,000		1,121.85
Societe Generale	2018.12.21	2019.01.28		8,974	USD 8,000		1,121.75
MUFG	2018.12.19	2019.01.21		6,730	USD 6,000		1,121.70
MUFG	2018.12.28	2019.02.07		8,929	USD 8,000		1,116.15
Nova Scotia	2018.12.19	2019.01.22		4,486	USD 4,000		1,121.50
Nova Scotia	2018.12.21	2019.01.28		8,976	USD 8,000		1,121.95
Nova Scotia	2018.12.27	2019.01.31		7,832	USD 7,000		1,118.90
Nonghyup Bank	2018.12.28	2019.02.07		10,041	USD 9,000		1,115.70
BNP Paribas	2018.12.28	2019.02.07		8,930	USD 8,000		1,116.30
CCB	2018.12.28	2019.02.07		7,812	USD 7,000		1,116.05
Credit Agricole	2018.12.28	2019.02.07	￦	7,812	USD 7,000	￦	1,115.95
KEB Hana Bank	2018.12.05	2019.01.07		16,697	USD 15,000		1,113.15
KEB Hana Bank	2018.12.07	2019.01.07		15,672	USD 14,000		1,119.43
Busan Bank	2018.12.28	2019.01.07		6,477	USD 5,800		1,116.70
Nonghyup Bank	2018.12.12	2019.01.07		3,380	USD 3,000		1,126.60
KEB Hana Bank	2018.12.13	2019.01.15		7,849	USD 7,000		1,121.25
Shinhan Bank	2018.12.20	2019.01.22		29,320	USD 26,000		1,127.68
Nonghyup Bank	2018.12.28	2019.02.15		53,666	USD 48,000		1,118.05
Credit Agricole	2018.11.02	2019.02.07		3,039	USD 2,729		1,113.60
Credit Agricole	2018.11.05	2019.02.07		5,564	USD 5,000		1,112.70
Nova Scotia	2018.11.07	2019.02.13		5,567	USD 5,000		1,113.40
Nova Scotia	2018.11.07	2019.02.13		4,458	USD 4,000		1,114.40
Societe Generale	2018.11.29	2019.03.04		5,568	USD 5,000		1,113.50
Societe Generale	2018.11.29	2019.03.04		3,674	USD 3,297		1,114.50
Credit Agricole	2018.12.03	2019.03.05		256	USD 231		1,109.10
Nova Scotia	2018.12.04	2019.03.06		5,522	USD 5,000		1,104.30
Nova Scotia	2018.12.04	2019.03.06		5,527	USD 5,000		1,105.30
Nova Scotia	2018.12.20	2019.03.26		5,589	USD 5,000		1,117.80
Nova Scotia	2018.12.20	2019.03.26		1,751	USD 1,565		1,118.80
Nova Scotia	2018.12.28	2019.04.02		5,565	USD 5,000		1,113.00
Nova Scotia	2018.12.28	2019.04.02		5,569	USD 5,000		1,113.80
Nova Scotia	2018.12.28	2019.04.02		5,576	USD 5,000		1,115.20
Nova Scotia	2018.12.28	2019.04.03		5,553	USD 5,000		1,110.60
Nova Scotia	2018.12.28	2019.04.03		5,558	USD 5,000		1,111.60
Nova Scotia	2018.12.28	2019.04.03		5,563	USD 5,000		1,112.60

Currency swap contracts which are not designated as hedge instruments
Currency swap contracts which are not designated as hedge instruments as of December 31, 2018 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Credit Suisse	2014~2019	￦	118,632	CHF 100,000	2.98%	1.50%	￦	1,186.32
Standard Chartered	2014~2019		114,903	CHF 100,000	4.00%	1.50%		1,149.03
Standard Chartered	2014~2029		102,470	USD 100,000	3.14%	3.57%		1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%		1,050.17
KEB Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%		1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%		1,083.97
Citibank	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
JP Morgan	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Bank of America	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Shinhan Bank	2016~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
HSBC	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
KEB Hana Bank	2012~2022		111,770	USD 100,000	2.87%	3.00%		1,117.70
Standard Chartered	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
Deutsche Bank	2012~2022		55,885	USD 50,000	2.79%	3.00%		1,117.70
HSBC	2014~2019		105,260	USD 100,000	2.48%	2.38%		1,052.60
Standard Chartered	2014~2019	￦	105,260	USD 100,000	2.48%	2.38%	￦	1,052.60
Korea Development Bank	2016~2019		105,260	USD 100,000	2.48%	2.38%		1,052.60
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
KEB Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
KEB Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,387	HKD 850,000	2.66%	3.35%		135.75
Korea Development Bank	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
Woori Bank	2018~2023		170,280	USD 150,000	2.18%	3.75%		1,135.20
KEB Hana Bank	2018~2023		113,520	USD 100,000	2.17%	3.75%		1,135.20
Shinhan Bank	2018~2023		227,040	USD 200,000	2.17%	3.75%		1,135.20

Currency swap contracts which are designated as hedge instruments
Currency swap contracts which are designated as hedge instruments as of December 31, 2018 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
HSBC	2014~2020	￦	99,901	AUD 100,000	3.52%	5.75%	￦	999.01
HSBC	2014~2020		100,482	AUD 100,000	3.48%	5.75%		1,004.82
Standard Chartered	2013~2020		USD 117,250	AUD 125,000	3M Libor+1.25%	5.75%		0.94
Standard Chartered	2014~2020	￦	126,032	USD 117,250	3.55%	3M Libor+1.25%		1,074.90
Korea Development Bank	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
KEB Hana Bank	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
Export-import bank of Korea	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
JP Morgan	2014~2019		107,190	USD 100,000	3M Libor+3.25%	2.75%		1,071.90
Morgan Stanley	2014~2019		107,190	USD 100,000	3M Libor+3.25%	2.75%		1,071.90
Deutsche Bank	2014~2019		107,190	USD 100,000	3M Libor+3.25%	2.75%		1,071.90
Korea Development Bank	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
Morgan Stanley	2016~2021		121,000	USD 100,000	3M Libor+2.10%	2.50%		1,210.00
BNP Paribas	2016~2021		121,000	USD 100,000	3M Libor+2.10%	2.50%		1,210.00
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Credit Agricole	2013~2019		118,343	CHF 100,000	3.47%	1.63%		1,183.43
Morgan Stanley	2013~2019		59,172	CHF 50,000	3.40%	1.63%		1,183.43
Nomura	2013~2019		59,172	CHF 50,000	3.47%	1.63%		1,183.43
Standard Chartered	2014~2019		104,490	USD 100,000	2.77%	2.63%		1,044.90
Credit Agricole	2014~2019		104,490	USD 100,000	2.77%	2.63%		1,044.90
Morgan Stanley	2014~2019		104,490	USD 100,000	2.70%	2.63%		1,044.90
Korea Development Bank	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
KEB Hana Bank	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
Korea Development Bank	2018~2021	￦	212,960	USD 200,000	2.10%	3.00%	￦	1,064.80
Credit Agricole	2014~2020		110,680	USD 100,000	2.29%	2.50%		1,106.80
Societe Generale	2014~2020		55,340	USD 50,000	2.16%	2.50%		1,106.80
KEB Hana Bank	2014~2020		55,340	USD 50,000	2.16%	2.50%		1,106.80
KEB Hana Bank	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
Standard Chartered	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
HSBC	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
Nomura	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
BNP Paribas	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
HSBC	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
KEB Hana Bank	2017~2022		226,600	USD 200,000	1.94%	2.63%		1,133.00
Korea Development Bank	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
Nomura	2017~2022		113,300	USD 100,000	1.95%	2.63%		1,133.00
Woori Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Kookmin Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Korea Development Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Woori Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Credit Agricole	2018~2023		112,890	USD 100,000	2.26%	3.88%		1,128.90
KEB Hana Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Kookmin Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90

Interest rate swap contracts which are not designated as hedge instruments
Interest rate swap contracts which are not designated as hedge instruments as of December 31, 2018 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won and thousands of USD
KEB Hana Bank	2017~2022	￦ 100,000	2.01%	3M CD+0.24%
KEB Hana Bank	2017~2022	100,000	2.06%	3M CD+0.27%
Nomura(*1)	2017~2037	30,000	2.05%	3.08%
KEB Hana Bank	2017~2021	200,000	2.45%	3M CD+0.32%
Nomura(*2)	2018~2038	30,000	2.56%	3.75%
KEB Hana Bank	2018~2023	200,000	2.15%	3M CD+0.19%
KEB Hana Bank	2018~2023	200,000	2.17%	3M CD+0.19%
KEB Hana Bank	2018~2023	150,000	2.03%	3M CD+0.21%
Societe Generale	2017~2022	200,000	3M Libor+3.44%	3.77%
Export-import bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor

(*1)	2.05% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD+0.10% is applied thereafter.

(*2)	2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD+0.10% is applied thereafter.

Interest rate swap contracts which are designated as hedge instruments
Interest rate swap contracts which are designated as hedge instruments as of December 31, 2018 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won and thousands of USD
BNP Paribas	2009~2027	USD 92,120	4.16%	6M USD Libor
KFW	2009~2027	USD 92,120	4.16%	6M USD Libor
Credit Agricole	2018~2033	USD 92,686	3.98%~4.10%	6M USD Libor
SMBC	2018~2033	USD 121,205	4.05%~4.18%	6M USD Libor
Mizuho Bank	2016~2019	USD 36,890	1.56%	1.65%
SMBC	2016~2019	USD 36,890	1.56%	1.65%
Export-import bank of Korea	2016~2036	USD 2,564	3.00%	4.99%

Gain and loss on valuation and transaction of derivatives

Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2016, 2017 and 2018 are as follows and included in finance income and costs in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Accumulated other comprehensive income (loss) (*)
		2016	2017	2018	2016	2017	2018	2016	2017	2018
		In millions of won
Currency forward	￦	15,993	(41,889)	12,632	4,266	(28,223)	23,991	—	—	—
Currency swap		253,035	(843,747)	145,088	(68,266)	(137,376)	123,670	40,031	26,810	(12,516)
Interest rate swap		8,517	6,909	(2,949)	7,562	(3,362)	(364)	6,719	5,074	6,087
Other derivatives		10,523	4,060	(1,568)	—	—	—	—	—	—

	￦	288,068	(874,667)	153,203	(56,438)	(168,961)	147,297	46,750	31,884	(6,429)

(*)	For the year ended December 31, 2018, the net gain on valuation of derivatives applying cash flow hedge accounting of ￦211 million, net of tax, is included in other comprehensive income or loss.